Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders Equity
Stockholders' Equity

16. Stockholders’ Equity

Preferred stock

The Company has 10,000,000 shares of preferred stock authorized, of which no shares were issued and outstanding as of December 31, 2025 and 2024.

Common stock

The Company has 500,000,000 shares of common stock authorized, of which 111,677,771 and 72,068,059 shares were issued and outstanding as of December 31, 2025 and 2024, respectively. Common stockholders are entitled to one vote for each share of outstanding common stock held at all meetings of stockholders and written actions in lieu of meetings. Common stockholders are entitled to receive dividends for each share of outstanding common stock, if and when declared by the Board. No dividends have been declared or paid by the Company through December 31, 2025.

In July 2024, the Company issued 13,800,000 shares of common stock in a public offering at a public offering price of $2.50 per share for aggregate gross proceeds totaling $34,500,000. Issuance costs, including commissions and expenses totaled $2.2 million.

In November 2024, the Company issued an additional 2,754,250 shares of common stock in a public offering at a public offering price of $6.75 per share for aggregate gross proceeds totaling $18.6 million. Issuance costs, including commissions and expenses totaled $1.5 million.

In June 2025, the Company issued 7,518,797 shares of common stock at $6.65 per share resulting in net proceeds of approximately $46.8 million after deducting underwriting discounts, commissions and offering expenses.

In July 2025, the Company issued 7,500,000 shares of common stock at a public offering price of $8.00 per share resulting in net proceeds of approximately $56.3 million after deducting underwriting discounts, commissions and offering expenses.

In October 2025, the Company issued 17,167,380 shares of common stock at a public offering price of $12.25 per share resulting in net proceeds of approximately $199.3 million after deducting underwriting discounts, commissions and offering expenses.

The following shares were issued to consultants and vendors for the year ended December 31, 2025 (in thousands, except share amounts):

Description	Origination Date	Shares	Fair Value	Settlement Date	Fair Value at Settlement	Change in Fair Value
Settlement of liability with consultants	January 2025	50,000	$247	April 2025	$327	$80
Issuance of common stock to consultant	April 2025	22,935	100	November 2025	141	41
Issuance of common stock to consultant	April 2025	50,000	327	April 2025	327	—
		122,935	$674		$795	$121

The following shares were issued to consultants and vendors for the year ended December 31, 2024 (in thousands, except share amounts):

Description	Origination Date	Shares	Fair Value	Settlement Date	Fair Value at Settlement	Change in Fair Value
Settlement of liability with consultants	January 2024	100,000	$195	September 2024	$219	$(24)
Settlement of liability with consultants	April 2024	60,000	241	June 2024	184	57
Issuance of common stock to consultant	June 2024	60,000	183	June 2024	183	—
Settlement of liability with consultants	July 2024	50,000	164	September 2024	110	54
Issuance of restricted common stock to consultants	September 2024	150,000	—	September 2024	—	—
Settlement of liability with consultants	December 2024	135,000	531	December 2024	642	(111)
		555,000	$1,314		$1,338	$(24)

During 2025 and 2024, the Company issued shares of common stock to consultants and vendors to settle share liabilities. The fair value of these shares is recorded to share liability in the consolidated balance sheet and the change in fair value upon settlement of the share liability is recorded to change in fair value of share liability in the consolidated statements of operations and comprehensive loss.

Activity of the share liabilities for the year ended December 31, 2025 is as follows (in thousands):

	Share Liabilities as of December 31, 2024	New Share Liabilities in 2025	Mark to Market Adjustments in 2025	Liabilities Settled in 2025	Share Liabilities as of December 31, 2025
Share liabilities	$—	$674	$121	$(795)	$—

Activity of the share liabilities for the year ended December 31, 2024 is as follows (in thousands):

	Share Liabilities as of December 31, 2023	New Share Liabilities in 2024	Mark to Market Adjustments in 2024	Liabilities Settled in 2024	Share Liabilities as of December 31, 2024
Share liabilities	$—	$1,131	$24	$(1,155)	$—

Common Stock Warrants

In April 2024, a warrant to purchase 3,164,557 shares of common stock was exercised and the Company received gross proceeds of $5.5 million. As an inducement for the warrant holder to exercise in cash, a warrant to purchase 1,225,000 shares of common stock at an exercise price of $3.90 per share was issued to that same warrant holder for no consideration (“Inducement Warrant”). The Inducement Warrant vests in October 2024 and expires in October 2029. The Company evaluated the terms of the Inducement Warrant and determined that it should be accounted for as an equity-based warrant. The Company also evaluated the circumstances of the award and determined that the inducement should be treated as a deemed dividend.

The fair value of the Inducement Warrant was determined to be $2.8 million and estimated based on the Black-Scholes model, using the following assumptions:

Expected volatility	73.5%
Weighted-average risk-free rate	4.37%
Expected term in years	5.5
Expected dividend yield	—%

The fair value of the Inducement Warrant is considered a deemed dividend and the amount is reflected in the calculation of earnings (loss) per share on a basic and diluted basis.

In conjunction with the exercise of the warrant in April 2024, the Company was obligated to issue to an underwriter, a warrant to purchase 221,519 shares of common stock (“Commission Warrant”) in addition to a cash payment totaling $0.4 million. The Company evaluated the terms of the Commission Warrant and determined that it should be accounted for as an equity-based warrant. The fair value of the Commission Warrant was determined to be $0.7 million and estimated based on the Black-Scholes model, using the following assumptions:

Expected volatility	73.5%
Weighted-average risk-free rate	4.60%
Expected term in years	5.5
Expected dividend yield	—%

The cash payment and the issuance of the Commission Warrant was settled in December 2024. The fair value of the Commission Warrant upon issuance was $0.8 million. The resulting change in fair value of share liability was a loss of $.01 million for the year ended December 31, 2024 and is included in change in fair value of share liability in the statement of operations and comprehensive loss.

In October 2024, a warrant to purchase 151,741 shares of common stock was exercised and the Company received gross proceeds of $0.3 million.

In May 2025, a warrant to purchase 1,294,778 shares of common stock was exercised and the Company received gross proceeds of $4.9 million. In July and September 2025, cashless exercises of warrants to purchase 151,741 shares of common stock were executed, resulting in the issuance of 123,497 shares of common stock. As of December 31, 2025 and 2024, there were warrants to purchase shares of common stock outstanding of 69,778 and 1,516,297 shares, respectively.